LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of right of use assets

	Original values
Type of good	At the beginning	Increases	Increases by incorporation	Decreases	Transfers	At the end

Machinery and equipment	27	-	-	-	(2)	25
Advances to suppliers	6	-	-	-	(6)	-
Administrative offices	-	-	1	(1)	-	-
Total at 12.31.2024	33	-	-	-	(8)	25
Total at 12.31.2023	20	13	-	-	-	33

	Amortization
Type of good	At the beginning	For the year	At the end

Machinery and equipment	(12)	(2)	(14)
Total at 12.31.2024	(12)	(2)	(14)
Total at 12.31.2023	(11)	(1)	(12)

	Net book values
Type of good	At 12.31.2024	At 12.31.2023

Machinery and equipment	11	15
Advances to suppliers	-	6
Total at 12.31.2024	11
Total at 12.31.2023		21

Schedule of lease liabilities

	12.31.2024	12.31.2023
At the beginning of the year	18	12
Increases	-	7
Result from measurement at present value (1)	2	2
Transfers	(1)	-
Payments	(4)	(3)
At the end of the year	15	18

(1)	Included in Other financial results.

Schedule of lease liabilities payments by maturity

12.31.2024
Less than three months	1
Three months to one year	2
One to two years	3
Two to three years	3
Three to four years	2
Four to five years	2
More than five years	14
Total	27

Schedule of lease receivable by maturity

12.31.2024
Less than three months	2
Three months to one year	5
One to two years	4
Total	11

Schedule of future minimum collections from operating leases

12.31.2024
Three months to one year	1
One to two years	1
Total	2